RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 61,990	$ 42,339
Amounts due to affiliated companies	14,248	21,953
Transactions with affiliated companies [Member] | Melco and its Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	61,990	42,338
Amounts due to affiliated companies	14,248	18,543
Transactions with affiliated companies [Member] | Others [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	0	1
Transactions with affiliated companies [Member] | Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 0	$ 3,410